Regulatory Capital Requirements (Tables)	12 Months Ended
Sep. 30, 2012
Customer and Brokered Deposit Accounts/Advances From Federal Home Loan Bank/Regulatory Capital Requirements [Abstract]
Summary of relationship between the Bank's capital and regulatory requirements

	September 30,
	2012	2011
GAAP capital (Bank only)	$175,352	153,502
Adjustment for regulatory capital:
Intangible assets	(2,371)	(2,471)
Reverse the effect of SFAS No. 115	(2,269)	741

Tangible capital	170,712	151,772
Qualifying intangible assets	0	0

Tier 1 capital (core capital)	170,712	151,772
Qualifying valuation allowance	12,814	13,768

Risk-based capital	$183,526	165,540

Summary of regulatory capital requirements

	As of September 30, 2012
	Actual		Minimum Required For Capital Adequacy		Minimum Required To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total risk based capital to risk-weighted assets $	183,526	18.2%	80,565	>8%	100,707	>10%
Tier 1 capital to adjusted tangible assets	170,712	14.1%	48,581	>4%	60,726	>5%
Tangible capital to tangible assets	170,712	14.1%	18,218	>1.5%	—	—
Tier 1 capital to risk-weighted assets	170,712	17.0%	—	—	60,424	>6%

	As of September 30, 2011
	Actual		Minimum Required For Capital Adequacy		Minimum Required To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total risk based capital to risk-weighted assets $	165,540	15.3%	86,721	>8%	108,402	>10%
Tier 1 capital to adjusted tangible assets	151,772	12.3%	49,253	>4%	61,567	>5%
Tangible capital to tangible assets	151,772	12.3%	18,470	>1.5%	—	—
Tier 1 capital to risk-weighted assets	151,772	14.0%	—	—	65,041	>6%